Securities Act File No.  333-25499
Investment Company Act File No. 811-5928

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY  ACT  OF
1940
/X/

(Check appropriate box or boxes)

/  / Pre-Effective Amendment No.
/X/ Post-Effective Amendment No. 1

SMITH BARNEY DISCIPLINED SMALL CAP FUND, INC.

(Exact Name of Registrant as Specified in Charter)
388 Greenwich Street
New York, New York
10013

Address of Principal Executive Offices
     (Zip Code)
Registrant's  Telephone Number, including Area  Code:  (212)
816-6474
Christina T.  Sydor
Mutual Management Corp.
388 Greenwich Street
22nd Floor
New York, New York 10013

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as possible after this
Post-Effective Amendment becomes effective.

It is proposed that this filing will become effective:
X   immediately upon filing pursuant to Rule 485(b)
      on ____, 1998 pursuant to Rule 485(b)
      60 days after filing pursuant to Rule 485(a) on _______ pursuant to Rule 485(a)




SMITH BARNEY DISCIPLINED SMALL CAP FUND, INC.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents

Front Cover

Contents Page

Cross -Reference Sheet

Part A - Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

SMITH BARNEY DISCIPLINED SMALL CAP FUND, INC.

PURSUANT TO RULE 495(a) Under the Securities Act of 1933, as amended

Part A
Item No.

Prospectus Heading

1. Cover Page
Cover Page

2. Synopsis

Fee Table

3. Condensed Financial
Information
Financial Highlights Information

4. General Description
of Registrant
Cover Page; Investment Objectives
and Policies; Yield Information;
Additional Information

5. Management of the
Fund
Management of the Fund;
Fee Table;
Distributor

6. Capital Stock and
Other Securities
Dividends, Automatic Reinvestment
and Taxes; Additional Information

7. Purchase of
Securities Being
Offered

Purchase of Shares; Valuation of
Shares

8. Redemption or
Repurchase
Redemption of Shares

9. Pending Legal
Proceedings

Not Applicable

Part B
Item No.
Statement of
Additional Information

10. Cover Page
Cover Page

11. Table of Contents
Table of Contents

12. General Information
and History
Management Agreement, Plan of
Distribution and Other Services;
See Prospectus  Cover Page, and
Additional Information

13. Investment Objectives
and Policies Investment Objectives

14. Management of the
Fund Management Agreement, Plan of
Distribution and Other Services;
See Prospectus Management of the
Fund

15. Control Persons and Principal Holders of
Securities Management Agreement, Plan of
Distribution and Other Services;
See Prospectus Management of the
Fund

16. Investment Advisory
and Other Services Management Agreement Plan of
Distribution and Other Services;
Custodian, Transfer Agent and
Dividend Disbursing Agent; See
Prospectus Management of the
Fund and Distributor;
Additional Information"

17. Brokerage Allocation
and Other Practices Investment Objectives; Management
Agreement, Plan Of Distribution
and Other Services.

18. Capital Stock and
Other Securities See Prospectus Purchase of
Shares, Redemption of Shares,
Dividends, Automatic Reinvestment
and Taxes

19. Purchase, Redemption
and Pricing of Securities Being
Offered Determination of Net Asset Value.
See Prospectus  Purchase of
Shares, Redemption of Shares,
Valuation of Shares

20. Tax Status
See Prospectus Dividends,
Automatic Reinvestment and Taxes"

21. Underwriters See Prospectus Purchase of Shares

22. Calculation of
Performance Data Yield Information; See Prospectus
 Yield Information

23. Financial Statements
 Financial Statements



PART A
PROSPECTUS

Except as modified below, the Prospectus dated June 23, 1997 for Smith Barney
Disciplined  Small  Cap Fund, Inc. filed  as  part  of  Pre-
Effective Amendment No.
1 to the Fund's Registration Statement on Form N-1A, filed on June 17, 1997, is incorporated by reference.

SMITH BARNEY DISCIPLINED SMALL CAP FUND, INC.(THE "FUND")
SUPPLEMENT DATED JANUARY 30, 1998 TO PROSPECTUS
DATED JUNE 23, 1997.

The following information supplements, and to the extent inconsistent therewith supersedes, the information set forth in the Prospectus of the Fund dated June 23, 1997 (the "Prospectus").

NAME  CHANGE.  Effective January 30, 1998, the name  of  the
Fund has been
changed  to  Smith  Barney Small Cap Blend  Fund,  Inc.   No
change in the
management style of the Fund is occurring. The new name reflects the current active investment strategy, which is designed to produce investment results that reflect a blend of investment styles sometimes referred to as "growth" and "value" styles.

THE FUND'S EXPENSES. The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Fund, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and the Fund's operating expenses for the fiscal year ended December 31, 1997.

     Class A   Class B   Class C   Class Y
Shareholder Transaction Expenses
Maximum sales charge imposed on
purchases (as a percentage of offering price)
Maximum Redemption Fee or CDSC (as a    5.00%*    None  None
None
percentage of original cost or redemption
proceeds, whichever is lower) None 5.00%     1.00%     None

Annual Portfolio Operating Expenses
(as a percentage of average net assets)
Management fees     0.75%     0.75%     0.75%     0.75%
12b-1 Fees**   0.25 1.00 1.00 --
Other Expenses 0.21 0.24 0.25 0.36
Total Portfolio Operating Expenses 1.21%     1.99%     2.00%
1.11%

*Purchases of Class A shares of $500,000 or more will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.
** Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee. Class C shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

[The last paragraph on page 7 and the first paragraph on page 8 of the
Prospectus continue to apply]

Example
     The following example is intended to assist an investor
in understanding
the  various  costs that an investor in the Fund  will  bear directly or
indirectly. The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "
Redemption of Shares" and "Management of the Fund" in the Prospectus.


     1 Year    3 Years   5 Years   10 Years*
An investor would pay the following expenses on
a $1,000 investment, assuming (1) 5.00% annual
return and (2) redemption at the end of each
period:
     Class A        $62       $86       $113      $189
     Class B        70        92        117       212
     Class C        30        63        108       233
     Class Y        11        35        61        135

An investor would pay the following expenses on
the same investment, assuming the same
annual return and no redemption:
     Class A        $62       $86       $113      $189
     Class B        20        62        107       212
     Class C        20        63        108       233
     Class Y        11        35        61        135


* Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.

[The last paragraph on page 8 of the Prospectus continues to apply.]


FINANCIAL HIGHLIGHTS

       The following information since inception until December 31, 1996 has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's annual report dated December 31, l996. The information for the fiscal year ended December 31, l997 is unaudited. For
Class A shares the figures set out below include the operating history of the
Fund as a closed-end fund prior to June 23, l997. Closed-end funds are not subject to the same legal requirements as open-end funds, especially with respect to liquidity requirements. The total returns noted for each year may have been different if the Fund had been an open-end fund from inception. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report to
Shareholders, which is incorporated by reference into the Statement of
Additional Information.

------------------------------------------------------------
--------------------
Financial Highlights
------------------------------------------------------------
--------------------

For a share of each class of capital stock outstanding throughout each year:

Class   A   Shares(1)                                1997(2)
1996       1995        1994       1993      1992        1991
1990(3)
============================================================
============================================================
==========
Net  Asset Value, Beginning of Year        $12.30     $12.15
$11.78     $12.50     $11.49    $10.34      $9.32     $11.12
------------------------------------------------------------
------------------------------------------------------------
----------
Income (Loss) From Operations:
    Net   investment   income                           0.04
0.05       0.11        0.05       0.01      0.05        0.13
0.37
   Net  realized  and  unrealized  gain  (loss)        3.36*
2.14       2.31       (0.63)      1.01      1.15        1.82
(1.80)
------------------------------------------------------------
------------------------------------------------------------
----------
Total   Income   (Loss)  From  Operations               3.40
2.19       2.42       (0.58)      1.02      1.20        1.95
(1.43)
------------------------------------------------------------
------------------------------------------------------------
----------
Less Distributions From:
    Net   investment  income                          (0.03)
(0.04)     (0.11)     (0.05)     (0.01)    (0.05)     (0.14)
(0.37)
    Net   realized  gains                             (1.99)
(2.00)     (1.94)     (0.09)        --        --      (0.79)
--
------------------------------------------------------------
------------------------------------------------------------
----------
Total     Distributions                               (2.02)
(2.04)     (2.05)     (0.14)     (0.01)    (0.05)     (0.93)
(0.37)
------------------------------------------------------------
------------------------------------------------------------
----------
Net   Asset  Value,  End  of  Year                    $13.68
$12.30     $12.15     $11.78     $12.50    $11.49     $10.34
$9.32
------------------------------------------------------------
------------------------------------------------------------
----------
Total     Return                                      28.25%
20.56%     18.90%     (4.36)%     8.90%    11.71%     22.69%
(12.66)%++
------------------------------------------------------------
------------------------------------------------------------
----------
Net   Assets,  End  of  Year  (millions)                 $46
$53        $53         $52        $55        $50         $45
$41
------------------------------------------------------------
------------------------------------------------------------
----------
Ratios to Average Net Assets:
      Expenses                                         1.21%
1.21%      1.22%      1.22%      1.24%     1.36%       1.28%
1.32%+
    Net   investment   income                           0.24
0.43       0.84        0.43       0.08      0.45        1.26
3.90+
------------------------------------------------------------
------------------------------------------------------------
----------
Portfolio   Turnover   Rate                             140%
151%       177%        45%        87%        46%         47%
27%
------------------------------------------------------------
------------------------------------------------------------
----------
Average commissions per share paid
    on   equity   transactions(4)                      $0.05
$0.05      $0.05         --         --        --          --
--
============================================================
============================================================
==========

(1)  The  Fund  operated as a closed-end investment  company until June 23, 1997.
     As of that date all existing shares were converted to Class A shares. Closed-end funds are not subject to the same legal requirements as
open-end funds,
     especially with respect to liquidity requirements. The total returns noted for each year may have been different if the Fund had  been
an open-end fund from
     inception.   The Fund's total returns while  it  was  a
closed-end fund are based on
    net asset value.
(2) Unaudited.
(3) For the period from January 23, 1990 (inception date) to
December 31,
    1990.
(4)  As of September 1995, the SEC instituted new guidelines requiring the
    disclosure of average commissions per share.
*     Amount   includes  approximately   $0.13   per   share
attributable to a redemption
    fee in effect through December 31, 1996.
++   Total  return  is not annualized,  as  it  may  not  be
representative of the
    total return for the year.
+   Annualized.

------------------------------------------------------------
--------------------
Financial Highlights (unaudited) (continued)
------------------------------------------------------------
--------------------

For a share of each class of capital stock outstanding throughout each year:

                                                  Class    B
Class C       Class Y
                                                      Shares
Shares        Shares
                                              -------     --
------     ---------
                                                     1997(1)
1997(2)      1997(3)
============================================================
====================
Net   Asset  Value,  Beginning  of  Year              $13.34
$13.24        $13.87
------------------------------------------------------------
--------------------
Income From Operations:
    Net   investment  income  (loss)                  (0.01)
(0.01)         0.01
    Net  realized  and  unrealized  gain  (loss)        2.18
2.27         (0.21)
------------------------------------------------------------
--------------------
Total   Income   From   Operations                      2.17
2.26         (0.20)
------------------------------------------------------------
--------------------
Less Distributions From:
    Net   investment   income                             --
--         (0.04)
    Net   realized  gains                             (1.99)
(1.99)           --
------------------------------------------------------------
--------------------
Total     Distributions                               (1.99)
(1.99)        (0.04)
------------------------------------------------------------
--------------------
Net   Asset  Value,  End  of  Year                    $13.52
$13.51        $13.63
------------------------------------------------------------
--------------------
Total     Return++                                    16.73%
17.53%        (1.42)%
------------------------------------------------------------
--------------------
Net   Assets,  End  of  Year  (000s)                 $12,685
$2,974      $104,503
------------------------------------------------------------
--------------------
Ratios to Average Net Assets+:
      Expenses                                         1.99%
2.00%         1.11%
    Net   investment  income  (loss)                  (0.26)
(0.26)         0.58
------------------------------------------------------------
--------------------
Portfolio   Turnover   Rate                             140%
140%          140%
------------------------------------------------------------
--------------------
Average commissions per share paid
    on   equity   transactions                         $0.05
$0.05         $0.05
============================================================
====================

(1)  For  the period from June 25, 1997 (inception date)  to
December 31, 1997.
(2)  For  the period from June 24, 1997 (inception date)  to
December 31, 1997.
(3) For the period from October 17, 1997 (inception date) to
December 31,
    1997.
++   Total  return  is not annualized,  as  it  may  not  be
representative of the
    total return for the year.
+   Annualized.

------------------------------------------------------------
--------------------
Tax Information (unaudited)
------------------------------------------------------------
--------------------

      The amount of long-term capital gains paid by the Fund for the fiscal year ended December 31, 1997 was $3,570,903.

      9.56% of ordinary income distribution is designated as
qualifying for the
dividends   received   deduction  available   to   corporate
shareholders.



PART B
STATEMENT OF ADDITIONAL INFORMATION




The Statement of Additional Information dated June 23, 1997, filed with Pre-
Effective   Amendment  No.  1  to  the  Fund's  Registration
Statement on Form N-1A,
is incorporated herein by reference.

SMITH BARNEY DISCIPLINED SMALL CAP FUND, INC.
Supplement dated January 30, 1998
to Statement of Additional Information dated June 23, 1997

Effective January 30, 1998, the name of the Fund has been changed to Smith
Barney Small Cap Blend Fund, Inc.

      The following information supplements the information set forth in the
Statement of Additional Information in the Section  entitled
"Investment
Objective and Management Policies." The following paragraph is added at the end of the subsection entitled "Investment Restrictions."

     The Fund has adopted a nonfundamental investment policy
prohibiting it
from  investing  in  other  registered  open-end  management investment companies
and  registered unit investment trusts in reliance upon  the provisions of
subparagraphs  (G) or (F) of Section 12(d)(1)  of  the  1940
Act.  The foregoing
investment  policy  does  not restrict  the  Fund  from  (i)
acquiring securities of
other  registered investment companies in connection with  a merger,
consolidation, reorganization, or acquisition of assets,  or
(ii) purchasing
the securities of registered closed-end investment companies, to the extent permissible under Section 12(d)(1)(G) of the 1940 Act.

------------------------------------------------------------
--------------------
Schedule          of         Investments         (unaudited)
December 31, 1997
------------------------------------------------------------
--------------------

                SHARES                              SECURITY
VALUE
============================================================
====================

COMMON STOCKS --99.5%

Autos & Transportation -- 4.8%
              7,800          Airborne     Freight      Corp.
$    484,575
            19,900         Avondale    Industries,     Inc.*
590,781
         15,600      Continental  Airlines,  Inc.,  Class  B
Shares*+         750,750
             4,800        Cummins    Engine    Co.,    Inc.+
283,500
                    9,300               GATX           Corp.
674,831
                  5,700              Intermet          Corp.
99,750
                  16,600               Lear           Corp.*
788,500
                 27,610             MascoTech,          Inc.
507,333
             16,800          Mesaba     Holdings,      Inc.*
436,800
           14,900       Motive   Power   Industries,    Inc.
346,425
           21,000        Navistar    International    Corp.*
521,062
          21,600       Overseas  Shipholding   Group,   Inc.
471,150
          18,500       Swift   Transportation   Co.,   Inc.*
598,937
               13,200            The       Timken        Co.
453,750
              20,000          US      Freightways      Corp.
650,000
------------------------------------------------------------
--------------------

7,658,144
------------------------------------------------------------
--------------------

Consumer Discretionary -- 19.8%
               13,300           A.H.       Belo        Corp.
746,462
                 25,260             AccuStaff,         Inc.*
580,980
         14,000      Advanced  Lighting Technologies,  Inc.*
266,000
         12,700      Alberto  Culver  Co.,  Class  A  Shares
342,900
         10,300      Apollo  Group, Inc.,  Class  A  Shares*
486,675
              24,850           Arbor       Drugs,       Inc.
459,725
              26,640          Borders      Group,      Inc.*
834,165
              12,200           The       Buckle,       Inc.*
417,850
           13,300       Caribiner   International,    Inc.*+
591,850
             10,100         Chancellor     Media      Corp.*
753,712
                 13,200             CoachUSA,          Inc.*
442,200
                 19,900              CompUSA,          Inc.*
616,900
           8,090       Computer  Learning  Centers,   Inc.*+
495,512
             6,640        Consolidated    Graphics,    Inc.*
309,590
            33,388        Consolidated    Products,    Inc.*
546,720
            16,900         Consolidated    Stores     Corp.*
742,543
           10,600        CORT   Business   Service    Corp.*
422,012
          14,500       Data   Processing  Resources   Corp.*
369,750
           10,700        Ethan    Allen   Interiors,    Inc.
412,618
           25,650        Family    Dollar    Stores,    Inc.
751,865
                 31,630             Foodmaker,         Inc.*
476,426
               8,000           Fred      Meyer,       Inc.*+
291,000
         21,300      Furniture  Brands International,  Inc.*
436,650
         23,200      General Nutrition Cos., Inc.,  Class  A
Shares*        788,800
               4,700          Herman      Miller,       Inc.
256,443
                 14,000             Holophane         Corp.*
346,500
               3,900          HON      Industries,      Inc.
230,100
                   19,485               HSN,           Inc.*
1,003,477
           12,900        Jones    Apparel    Group,    Inc.*
554,700
                  19,900              Kellwood           Co.
597,000


                       See Notes to Financial Statements.

------------------------------------------------------------
--------------------
Schedule     of    Investments    (unaudited)    (continued)
December 31, 1997
------------------------------------------------------------
--------------------

                SHARES                              SECURITY
VALUE
============================================================
====================

Consumer Discretionary -- 19.8% (continued)
                 10,900             Mail-Well,         Inc.*
$    441,450
                  18,200              Maytag           Corp.
679,087
          5,900      McClatchy  Newspapers,  Inc.,  Class  A
Shares           160,406
           10,720        The    Men's    Wearhouse,    Inc.*
372,520
                 14,500              Meredith          Corp.
517,468
                  26,110              Merrill          Corp.
607,057
             27,700         Mohawk     Industries,     Inc.*
607,668
          12,100       National  Service  Industries,   Inc.
599,706
                  17,600               Ogden           Corp.
496,100
          15,300       Papa  John's  International,   Inc.*+
533,587
            11,000         Payless     ShoeSource.     Inc.*
738,375
           19,800        Performance   Food    Group    Co.*
470,250
                15,200             Proffitt's,         Inc.*
432,250
              19,792          Promus      Hotel       Corp.*
831,264
            7,800        Quality    Food   Centers,    Inc.*
522,600
           36,160        Rio    Hotel   &    Casino    Inc.*
759,360
           9,250       Robert   Hall  International,   Inc.*
370,000
              18,100           Ross       Stores,       Inc.
658,387
            10,400         St.     John's    Knits,     Inc.
416,000
                 11,900             StaffMark,         Inc.*
376,337
                  7,100             Starbucks         Corp.*
272,462
        13,200     Stewart Enterprises, Inc., Class A Shares
615,450
              35,340           Stride       Rite       Corp.
424,080
             18,530          U.S.      Industries,      Inc.
558,216
            48,700        U.S.    Office    Products    Co.*
955,757
                  18,500               Unifi,           Inc.
752,718
           21,600        Valassis   Communications,    Inc.*
799,200
           16,500       VWR   Scientific   Products   Corp.*
466,125
             16,600         West     TeleServices     Corp.*
199,200
           27,235        Wolverine    World    Wide,    Inc.
616,191
------------------------------------------------------------
--------------------

31,820,396
------------------------------------------------------------
--------------------

Consumer Staples -- 2.9%
        10,900     Canandaigua Brands, Inc., Class A Shares*
603,587
               12,010            Dean       Foods        Co.
714,595
              14,000          The      Earthgrains       Co.
658,000
           14,500        International   Multifoods    Corp.
410,531
            18,600         Interstate    Bakeries     Corp.+
695,175
                  16,800               Lance,           Inc.
442,050
             15,500         Smithfield     Foods,      Inc.*
511,500
              10,600           Suiza      Foods       Corp.*
631,362
------------------------------------------------------------
--------------------

4,666,800
------------------------------------------------------------
--------------------

Finance -- 16.4%
              23,810           A.G.      Edwards,       Inc.
946,466
              8,100          ALBANK     Financial      Corp.
416,663
         10,100      American Bankers Insurance Group,  Inc.
463,968
             11,800          Associated      Bank      Corp.
650,475
              8,700         Astoria     Financial      Corp.
485,025
            13,200         Bay    View    Capital     Corp.+
478,500


                       See Notes to Financial Statements.

------------------------------------------------------------
--------------------
Schedule     of    Investments    (unaudited)    (continued)
December 31, 1997
------------------------------------------------------------
--------------------

                SHARES                              SECURITY
VALUE
============================================================
====================

Finance -- 16.4% (continued)
              10,400          Brenton      Banks,       Inc.
$    416,000
               5,100          CCB      Financial       Corp.
548,250
            4,975        Charter    One   Financial,    Inc.
314,066
              10,700           Chartwell      Re       Corp.
361,125
              14,000          City      National       Corp.
517,125
              2,100          CMAC      Investment      Corp.
126,787
          11,900       Community  First   Bancshares,   Inc.
633,675
              5,600         Compass     Bancshares,     Inc.
245,000
              23,140           Dime      Bancorp,       Inc.
699,985
         12,200      Enhance Financial Services Group,  Inc.
725,900
          13,400      Everest  Reinsurance  Holdings,   Inc.
552,750
               6,200          Executive      Risk,      Inc.
432,837
         10,600      Financial Security Assurance  Holdings,
Ltd.+         511,450
            12,900         The     FINOVA    Group,     Inc.
640,968
              13,200          First      American      Corp.
656,700
             1,300        First    Empire    State     Corp.
604,500
            4,700        First    Virginia    Banks,    Inc.
242,931
          13,300       FIRSTPLUS  Financial  Group,   Inc.*+
510,387
                   7,600               GBC           Bancorp
484,500
           14,900        Golden    State   Bancorp,    Inc.*
556,887
           18,000        HCC   Insurance   Holdings,    Inc.
382,500
          31,520       Hibernia  Corp.,   Class   A   Shares
592,970
          10,550       Liberty  Financial  Companies,   Inc.
398,262
                6,700            Life        Re        Corp.
436,756
            15,800        Mercantile    Bankshares     Corp.
618,175
             13,200          Mercury      General      Corp.
729,300
           11,966        Mutual    Risk   Managment,    Ltd.
358,232
            18,500        North    Fork    Bancorp,     Inc.
620,906
                 10,400             ONBANCorp,          Inc.
733,200
              16,600          Orion      Capital       Corp.
770,862
         14,700      Peoples Heritage Financial Group,  Inc.
676,200
                   7,000              Popular,          Inc.
346,500
             32,200         Republic     Bancorp.,      Inc.
688,275
          14,800       Selective   Insurance   Group,   Inc.
399,600
            12,600         Silicon    Valley     Bancshares*
708,750
             26,260         Sovereign     Bancorp.,     Inc.
544,895
           9,700       T.   Rowe   Price  Associates,   Inc.
609,887
             16,900          Trans      Financial,      Inc.
656,987
             23,300          20th     Century     Industries
605,800
                  8,100             USBANCORP,          Inc.
591,300
           10,200        Vesta   Insurance    Group,    Inc.
605,625
               5,000          West      America      Bancorp
511,250
              9,300          Wilmington     Trust      Corp.
580,087
------------------------------------------------------------
--------------------

26,389,239
------------------------------------------------------------
--------------------

Health Care -- 8.6%
         4,700     AmeriSource Health Corp., Class A Shares*
273,775
          4,950      Bergen Brunswig Corp., Class A  Shares+
208,518
            35,750        Beverly    Enterprises,     Inc.*+
464,750


                       See Notes to Financial Statements.

------------------------------------------------------------
--------------------
Schedule     of    Investments    (unaudited)    (continued)
December 31, 1997
------------------------------------------------------------
--------------------

                SHARES                              SECURITY
VALUE
============================================================
====================

Health Care -- 8.6% (continued)
          12,700       Bindley   Wetern   Industries,   Inc.
$    392,112
                  17,900              Biogen,          Inc.*
651,112
                  23,100              Biomet,           Inc.
591,937
           45,100        Columbia    Laboratories,    Inc.*+
715,962
             17,200         Cooper     Companies,      Inc.*
703,050
            41,100        Creative    BioMolecules,    Inc.*
303,112
                  20,900               DePuy,           Inc.
600,875
                   7,600              Dionex          Corp.*
381,900
            17,800        Dura    Pharmaceuticals,     Inc.*
816,575
           15,500       FPA   Medical   Management,   Inc.*+
288,687
              69,280           Gensia      Sicor       Inc.*
402,690
          12,200       Health   Care  &  Retirement   Corp.*
491,050
            3,100        Health    Care    COMPARE    Corp.*
158,487
           6,225      Health  Managment  Associates,   Inc.*
157,181
              9,900         Lincare     Holdings,     Inc.*+
564,300
                 10,700              MiniMed,          Inc.*
415,962
            3,966       Paragon   Health   Network,    Inc.*
77,584
                 23,700             PhyMatrix         Corp.*
373,275
           11,000        Quintiles   Transnational   Corp.*+
420,750
           19,944        Quorum    Health    Group,    Inc.*
521,037
            7,800        Sofamor    Danek    Group,    Inc.*
507,487
             9,200         St.    Jude    Medical,     Inc.+
280,600
            12,500        Sybron    International     Corp.*
586,718
                15,400            Theragenics         Corp.*
554,400
         21,933     Total Renal Care Holdings, Inc., Class A
Shares*     603,157
              9,900         Trigon     Healthcare,     Inc.*
258,637
           25,100        Watson    Pharmaceuticals,    Inc.*
814,181
          3,600     Wellpoint Health Networks, Inc., Class A
Shares*     152,100
------------------------------------------------------------
--------------------

13,731,961
------------------------------------------------------------
--------------------

Materials & Processing -- 13.3%
            21,200         AK     Steel    Holding     Corp.
374,975
                  15,800              Alumax,          Inc.*
537,200
                 10,400             AptarGroup,         Inc.
577,200
            14,700        Arden    Realty    Group,     Inc.
452,025
             20,600         Avalon     Properties,      Inc.
637,312
          10,600       Bay   Apartment   Communities,   Inc.
413,400
             43,790          Bethlehem     Steel      Corp.*
377,688
              13,700          BMC      Industries,      Inc.
220,912
              13,300          Boise      Cascade       Corp.
402,325
                  12,900              Bowater,          Inc.
573,243
            23,810        Coeur    D'Alene    Mines    Corp.
214,290
             11,500         Cousins     Properties,     Inc.
337,093
                  15,300              Dexter           Corp.
660,768
                  15,400              Ecolab,           Inc.
853,737
          12,700      Equity  Residential  Properties  Trust
642,143
            14,500        Felcor    Suite    Hotels,    Inc.
514,750
         15,500      First  Industrial  Realty  Trust,  Inc.
559,937
           14,700       Glenborough   Realty   Trust,   Inc.
435,487


                       See Notes to Financial Statements.

------------------------------------------------------------
--------------------
Schedule     of    Investments    (unaudited)    (continued)
December 31, 1997
------------------------------------------------------------
--------------------

                SHARES                              SECURITY
VALUE
============================================================
====================

Materials & Processing -- 13.3% (continued)
                7,300           H.B.       Fuller        Co.
$    361,350
         10,700      Health  Care Property  Investors,  Inc.
404,593
                  32,000              Hexel           Corp.*
798,000
         35,430      International Specialty Products,  Inc.
529,235
             25,300          Liberty     Property      Trust
722,631
            7,100        Lone    Star    Industries,    Inc.
377,187
                   41,560               LTV            Corp.
405,210
            17,800         Lyondell    Petrochemical     Co.
471,700
             16,200          Mack-Cali     Realty      Corp.
664,200
                  5,269              Meditrust          Cos.
192,977
         12,700     Mid-America Apartment Communities,  Inc.
362,743
          25,800      Nationwide  Health  Properties,   Inc.
657,900
                    4,700               Olin           Corp.
220,312
               10,400            OM       Group,        Inc.
380,900
             16,000         Pope     &     Talbot,      Inc.
241,000
              30,700           Prime      Retail,       Inc.
435,556
          15,830       Reckson   Associates   Realty   Corp.
401,686
              14,900          Regency      Realty      Corp.
412,543
              10,400           Sealed      Air       Corp.*+
642,200
          29,810       Security   Capital   Pacific   Trust+
722,892
                  7,000             Southdown,          Inc.
413,000
             10,400         Spieker     Properties,     Inc.
445,900
             23,200          Steel      Dynamics,      Inc.*
371,200
                   10,700               USG           Corp.*
524,300
            8,000        USX-U.S.    Steel    Group,    Inc.
250,000
              9,300          Vulcan      Materials      Co.*
949,762
                   5,000               Witco           Corp.
204,062
------------------------------------------------------------
--------------------

21,347,524
------------------------------------------------------------
--------------------

Oil Integrated - Domestic -- 1.0%
               12,700           Murphy       Oil       Corp.
688,181
               6,700           Sun       Company,       Inc.
281,818
              20,100          Valero      Energy       Corp.
631,893
------------------------------------------------------------
--------------------

1,601,892
------------------------------------------------------------
--------------------

Other Energy -- 4.2%
              9,400          Atwood     Oceanics,      Inc.*
445,325
                9,100           BJ       Services       Co.*
654,631
               7,800          Cliffs      Drilling      Co.*
389,025
            21,600         Cross     Timbers     Oil     Co.
538,650
                 44,400              EEX         Corporation
402,375
                 10,400             Forcenergy,         Inc.
272,350
             22,400         Nabors     Industries,     Inc.*
704,200
             15,300          Noble      Affiliates      Inc.
539,325
               22,600           Oryx       Energy       Co.*
576,300
            12,100        Pool    Energy    Services    Co.*
269,225
             19,900          Seagull      Energy      Corp.*
410,437
              20,590           Swift       Energy       Co.*
433,676
                  5,600             Tidewater,         Inc.+
308,700
              20,600           Veritas      DGC,       Inc.*
813,700
------------------------------------------------------------
--------------------

6,757,919
------------------------------------------------------------
--------------------


                       See Notes to Financial Statements.

------------------------------------------------------------
--------------------
Schedule     of    Investments    (unaudited)    (continued)
December 31, 1997
------------------------------------------------------------
--------------------

                SHARES                              SECURITY
VALUE
============================================================
====================

Producer Durables -- 5.5%
                9,220           Aeroquip-Vickers,       Inc.
$    452,356
                   19,600               AGCO           Corp.
573,300
             300       American   Power  Conversion   Corp.*
7,087
            15,300         The     B.F.     Goodrich     Co.
633,993
                   10,400               Crane            Co.
451,100
                  11,700              Danaher          Corp.
738,562
                  5,900             Flowserve          Corp.
164,831
                 13,300              Gencorp.,          Inc.
332,500
          11,900       Jacobs   Engineering   Group,   Inc.*
301,962
                  9,300             Kennametal,         Inc.
481,856
                  18,897              Lennar           Corp.
407,466
            19,900        Mark    IV    Industries,     Inc.
435,312
             7,000         Precision     Castparts     Corp.
422,187
            14,300         Robbins    &     Meyers,     Inc.
566,637
                   7,600              Thiokol          Corp.
617,500
             14,700         Thomas     &     Betts     Corp.
694,575
               17,400           U.S.       Home       Corp.*
682,950
         18,600      Watts Industries, Inc., Class A  Shares
526,612
                   12,900               ZERO           Corp.
382,162
------------------------------------------------------------
--------------------

8,872,948
------------------------------------------------------------
--------------------

Technology -- 13.2%
           7,600       Advanced  Energy  Industries,   Inc.*
113,525
             12,900          Advent     Software,      Inc.*
369,262
             6,100         Aspect    Development,     Inc.*+
317,200
             6,700         Asyst     Technologies,     Inc.*
145,725
             12,700          Avid     Technology,      Inc.*
339,725
                   13,400               AVX            Corp.
247,062
                16,200            Brightpoint,        Inc.*+
224,775
                15,500             Burr-Brown         Corp.*
497,937
            31,900         C-Cube    Microsystems,     Inc.*
520,368
                 11,900             CellStar         Corp.*+
236,512
                300          CFM     Technologies,     Inc.*
4,612
                  14,000              Ciber,           Inc.*
812,000
              5,000          Citrix      Systems,      Inc.*
380,000
                  14,900              Cognex          Corp.*
406,025
                    9,900               Cohu,           Inc.
303,187
                 19,020              Comdisco,          Inc.
635,981
             12,900         Computer     Horizons     Corp.*
580,500
            10,600         Comverse    Technology,     Inc.*
413,400
              7,100          Credence     Systems     Corp.*
210,337
                   9,900               Davox          Corp.*
322,987
             19,100         Digital     Microwave     Corp.*
276,950
                  28,900              Edify           Corp.*
541,875
           16,000       Electronics   for   Imaging,   Inc.*
266,000
            16,600        Eltron    International,     Inc.*
502,150
              16,200          FORE      Systems,       Inc.*
247,050
             26,400         Gerber     Scientific,      Inc.
524,700
                 14,700             Harbinger         Corp.*
413,437
             23,100          Helix     Technology      Corp.
450,450

                       See Notes to Financial Statements.

------------------------------------------------------------
--------------------
Schedule     of    Investments    (unaudited)    (continued)
December 31, 1997
------------------------------------------------------------
--------------------

                SHARES                              SECURITY
VALUE
============================================================
====================

Technology -- 13.2% (continued)
         16,900     Industri-Matematik International  Corp.*
$    498,550
                 21,200              Iomega          Corp.*+
263,675
                  18,700              Keane,           Inc.*
759,687
                  14,500              Kemet           Corp.*
280,937
                 7,500             KLA-Tencor        Corp.*+
289,687
             11,880          Legato      Systems,      Inc.*
522,720
                   9,900              Micrel,          Inc.*
277,200
            12,100         Park    Electrochemical     Corp.
343,337
          10,700       Policy   Management  Systems   Corp.*
744,318
          9,100      Project  Software & Development,  Inc.*
213,850
                 22,300              Quantum         Corp.*+
447,393
                  10,200              REMEC,           Inc.*
229,500
                  5,100              Sanmina          Corp.*
345,525
                  7,100              Sapient          Corp.*
434,875
              12,900          SCI      Systems,       Inc.*+
561,956
          14,000       SMART  Modular  Technologies,   Inc.*
322,000
            9,700        SpeedFam    International,    Inc.*
257,050
              7,000         Sterling     Commerce,     Inc.*
269,062
          12,200      Storage  Technology  Corp.,  Class   A
Shares*+           755,637
           25,700        SunGard   Data    Systems,    Inc.*
796,700
          15,400       Systems   &  Computer   Tech   Corp.*
764,225
              13,300           Tech       Data       Corp.*+
517,037
                          7,300                     Tekelec*
222,650
                 10,600             Unitrode          Corp.*
227,900
             25,750          VLSI     Technology,      Inc.*
608,343
------------------------------------------------------------
--------------------

21,257,546
------------------------------------------------------------
--------------------

Utilities -- 9.8%
              20,600           Boston       Edison       Co.
780,225
              20,600          Calenergy      Co.,      Inc.*
592,250
                  43,000              Calpine          Corp.
639,625
          18,000      Century  Telephone  Enterprises,  Inc.
896,625
                   9,000              CILCORP,          Inc.
439,875
                 15,800             CoreComm,          Inc.*
159,975
                   27,310               DPL,            Inc.
785,162
                   16,900               DQE,            Inc.
593,612
            54,000         El     Paso     Electric     Co.*
394,875
             5,000        EXCEL    Communications,    Inc.*+
72,500
            15,300         IGC    Communications,     Inc.*+
416,925
                 22,500              Illinova          Corp.
606,093
           8,300       Intermedia   Communications,   Inc.*+
504,225
              5,600         IPALCO     Enterprises,     Inc.
234,850
            41,981         LCI     International,     Inc.*+
1,290,915
                  18,100               MAPCO,           Inc.
837,125
            19,900         MCN     Energy    Group,     Inc.
803,462
            13,400        MDU    Resources    Group,    Inc.
423,775
            16,900         National     Fuel     Gas     Co.
822,818
            2,100        New    Century    Energies,    Inc.
100,668
             15,200         NIPSCO     Industries,      Inc.
751,450
                  400            Northeast        Utilities*
4,725


                       See Notes to Financial Statements.

------------------------------------------------------------
--------------------
Schedule     of    Investments    (unaudited)    (continued)
December 31, 1997
------------------------------------------------------------
--------------------

                SHARES                              SECURITY
VALUE
============================================================
====================

Utilities -- 9.8% (continued)
           22,600        Pinnacle   West    Capital    Corp.
$    957,675
                  10,300               SCANA           Corp.
308,356
             13,400         Sierra     Pacific     Resources
502,500
          5,600      Southern New England Telecommunications
Corp.+       281,750
              28,410           TECO       Energy,       Inc.
799,031
           4,700       Telephone   &  Data   Systems,   Inc.
218,843
            19,500        Washington    Gas    Light     Co.
603,281
------------------------------------------------------------
--------------------

15,823,191
------------------------------------------------------------
--------------------
                   TOTAL COMMON STOCKS
                             (Cost--           $150,340,370)
159,927,560
============================================================
====================

WARRANT -- 0.0%

Finance -- 0.0%
            446      Security  Capital Group, Inc.,  Expires
9/18/98*
                                (Cost--              $2,920)
2,341
============================================================
====================

        FACE
           AMOUNT                                   SECURITY
VALUE
============================================================
====================
U.S. TREASURY BILLS -- 0.5%
      $805,000     U.S. Treasury Bills due 1/22/98
                               (Cost--             $802,572)
802,572
============================================================
====================

REPURCHASE AGREEMENT -- 0.0%
        17,000     Goldman, Sachs & Co., 6.348% due 1/2/98;
                    Proceeds at maturity -- $17,006;  (Fully
collateralized
                     by  U.S.  Treasury  Notes,  5.625%  due
12/31/99;
                    Market value-- $17,347) (Cost-- $17,000)
17,000
============================================================
====================

                   TOTAL INVESTMENTS -- 100%
                            (Cost--          $151,162,862**)
$160,749,473
============================================================
====================

*  Non-income producing security.

+  A portion of the security is on loan.

** Aggregate cost for Federal income tax purposes is substantially the same.


                       See Notes to Financial Statements.

------------------------------------------------------------
--------------------
Statement    of    Assets   and   Liabilities    (unaudited)
December 31, 1997
------------------------------------------------------------
--------------------

ASSETS:
      Investments,   at   value   (Cost   --   $151,162,862)
$160,749,473
       Cash     and     cash    equivalents     (Note     7)
13,339,377
          Receivable        for       securities        sold
7,771,300
         Receivable      for      Fund      shares      sold
3,201,311
         Dividends       and       interest       receivable
133,815
                          Other                       assets
243,384
------------------------------------------------------------
--------------------
                          Total                       Assets
185,438,660
------------------------------------------------------------
--------------------
LIABILITIES:
       Payable    for    securities    loaned    (Note    7)
13,339,253
          Payable       for       securities       purchased
5,365,260
               Income            dividend            payable
392,566
          Investment       advisory       fees       payable
79,872
        Payable      for      Fund     shares      purchased
26,323
        Investment      administrative     fees      payable
12,678
              Distribution           fees            payable
5,996
                         Accrued                    expenses
18,788
------------------------------------------------------------
--------------------
                       Total                     Liabilities
19,240,736
------------------------------------------------------------
--------------------
Total                       Net                       Assets
$166,197,924
============================================================
====================
NET ASSETS:
         Par       value       of       capital       shares
$12,191
       Capital    paid    in    excess    of    par    value
154,252,136
        Overdistributed      net      investment      income
(237,242)
   Accumulated net realized gain on security transactions
                 and            futures            contracts
2,584,228
      Net    unrealized    appreciation    of    investments
9,586,611
------------------------------------------------------------
--------------------
Total                       Net                       Assets
$166,197,924
============================================================
====================

Shares Outstanding:
                            Class                          A
3,366,437
------------------------------------------------------------
--------------------
                            Class                          B
938,611
------------------------------------------------------------
--------------------
                            Class                          C
220,182
------------------------------------------------------------
--------------------
                            Class                          Y
7,665,867
------------------------------------------------------------
--------------------
Net Asset Value:
         Class       A      (and      redemption      price)
$13.68
------------------------------------------------------------
--------------------
                   Class                 B                 *
$13.52
------------------------------------------------------------
--------------------
                   Class                C                 **
$13.51
------------------------------------------------------------
--------------------
         Class       Y      (and      redemption      price)
$13.63
------------------------------------------------------------
--------------------

Class A Maximum Public Offering Price Per Share
   (net asset value plus 5.26% of net asset value per share)
$14.40
============================================================
====================

* Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed within one year from initial purchase
(See Note 2).

** Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year purchase.


                       See Notes to Financial Statements.

------------------------------------------------------------
--------------------
Statement  of  Operations (unaudited)         For  the  Year
Ended December 31, 1997
------------------------------------------------------------
--------------------

INVESTMENT INCOME:
                                                   Dividends
$   766,809
                                                    Interest
197,117
------------------------------------------------------------
--------------------
               Total            Investment            Income
963,926
------------------------------------------------------------
--------------------
EXPENSES:
        Investment      advisory     fees      (Note      2)
439,687
           Administration        fees        (Note        2)
102,195
                       Distribution                     fees
93,843
       Shareholder     and     system     servicing     fees
45,194
                                                     Custody
39,961
                 Audit               and               legal
26,983
                   Shareholder                communications
24,933
                        Directors'                      fees
4,986
                                                Registration
3,489
                                                       Other
9,723
------------------------------------------------------------
--------------------
                         Total                      Expenses
790,994
------------------------------------------------------------
--------------------
Net                     Investment                    Income
172,932
------------------------------------------------------------
--------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 3 AND 5):
   Realized Gain From:
     Security transactions (excluding short-term securities)
9,366,122
                        Futures                    contracts
224,698
------------------------------------------------------------
--------------------
                 Net              Realized              Gain
9,590,820
------------------------------------------------------------
--------------------
   Change in Net Unrealized Appreciation of Investments:
              Beginning         of         the          year
4,397,795
                    End                of               year
9,586,611
------------------------------------------------------------
--------------------
Increase       in      Net      Unrealized      Appreciation
5,188,816
------------------------------------------------------------
--------------------
Net    Gain    on   Investments   and   Futures    Contracts
14,779,636
------------------------------------------------------------
--------------------
Increase      in     Net     Assets     From      Operations
$14,952,568
============================================================
====================


                       See Notes to Financial Statements.

------------------------------------------------------------
--------------------
Statements  of  Changes in Net Assets (unaudited)   For  the
Year Ended December 31,
------------------------------------------------------------
--------------------


1997             1996
============================================================
=========================================
OPERATIONS:
               Net             investment             income
$    172,932      $   235,743
                 Net              realized              gain
9,590,820        8,411,575
       Increase     in     net    unrealized    appreciation
5,188,816          789,945
------------------------------------------------------------
-----------------------------------------
       Increase    in    Net    Assets    From    Operations
14,952,568        9,437,263
------------------------------------------------------------
-----------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
               Net             investment             income
(430,451)        (193,543)
                Net              realized              gains
(7,640,963)      (8,604,302)
------------------------------------------------------------
-----------------------------------------
   Decrease in Net Assets From
              Distributions         to          Shareholders
(8,071,414)      (8,797,845)
------------------------------------------------------------
-----------------------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
        Net     proceeds     from     sale     of     shares
127,943,629               --
    Net  asset  value of shares issued for  reinvestment  of
dividends        2,945,999               --
           Cost         of         shares         reacquired
(24,484,001)        (274,104)+
------------------------------------------------------------
-----------------------------------------
   Increase (Decrease) in Net Assets From
                Fund            Share           Transactions
106,405,627         (274,104)
------------------------------------------------------------
-----------------------------------------
Increase              in             Net              Assets
113,286,781          365,314
NET ASSETS:
                 Beginning              of              year
52,911,143       52,545,829
------------------------------------------------------------
-----------------------------------------
                  End                of                year*
$166,197,924      $52,911,143
============================================================
=========================================
   * Includes undistributed (overdistributed) net investment
income of:   $(237,242)         $20,277
============================================================
=========================================

+ Represents repurchase of 24,000 shares during the Fund's buyback period which ended December 31, 1996.


                       See Notes to Financial Statements.

------------------------------------------------------------
--------------------
Notes to Financial Statements (unaudited)
------------------------------------------------------------
--------------------

1. Significant Accounting Policies

The Smith Barney Small Cap Blend Fund, Inc. ("Fund"), formerly known as the
Smith Barney Disciplined Small Cap Fund, Inc., a Maryland corporation, is registered under the Investment Company Act of 1940, as amended. On June 23,
1997, the Fund became a diversified, open-end management investment company.
Prior to that date the Fund was a non-diversified, closed-end management investment company and its shares were traded on the American Stock Exchange.

The significant accounting policies consistently followed by the Fund are: (a)
security  transactions are accounted for on trade date;  (b)
securities traded on
a  national  securities exchange or on the  Nasdaq  National
Market System are
valued  at  closing  prices  on  such  exchange  or  market;
securities for which no
sales prices are reported are valued at the mean between the most recently
quoted bid and ask prices; (c) securities maturing within 60 days or less are
valued  at  cost plus accreted discount, or minus  amortized premium, which
approximates value; (d) dividend income is recorded  on  the ex-dividend date and
interest  income  is  recorded on  the  accrual  basis;  (e)
dividends and
distributions  to  shareholders  are  recorded  on  the  ex-
dividend date; (f) gains or
losses on the sale of securities are calculated by using the specific
identification  method; (g) direct expenses are  charged  to each class; management
fees and general fund expenses are allocated on the basis of relative net
assets;  (h) the Fund intends to comply with the  applicable provisions of the
Internal  Revenue  Code of 1986, as amended,  pertaining  to regulated investment
companies  and  to  make  distributions  of  taxable  income sufficient to relieve it
from substantially all Federal income and excise taxes;  (i)
the character of
income  and  gains distributed are determined in  accordance with income tax
regulations   which  may  differ  from  generally   accepted
accounting principles; and
(j)  estimates  and  assumptions are  required  to  be  made regarding assets, lia
bilities and changes in net assets resulting from operations when financial
statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and
   Transactions with
   Affiliated Persons

Travelers   Investment  Management  Company   ("TIMCO"),   a
subsidiary of Salomon Smith
Barney Holdings Inc. ("SSBH"), acts as investment manager to the Fund. The Fund pays TIMCO a fee calculated at the annual rate of 0.65% of the Fund's average daily net assets. Prior to June 23, 1997, the investment management fee paid was
0.75%. This fee is calculated daily and paid monthly.

Mutual  Management Corp. ("MMC"), formerly  known  as  Smith
Barney Mutual Funds
Management Inc., another subsidiary of SSBH, acts as the Fund's administrator.
As compensation for its services, the Fund also pays MMC a fee calculated at the annual rate of 0.10% of the Fund's average daily net assets. Prior to June 23,
1997, the Fund paid an administration fee of 0.25%. This fee is calculated daily and paid monthly.

For  the  year  ended December 31, 1997, Smith  Barney  Inc.
("SB"), also a
subsidiary of SSBH, was paid brokerage commissions of $9,374 and sales charges of approximately $173,000 on sales of the Fund's Class A shares.

There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs

------------------------------------------------------------
--------------------
Notes to Financial Statements (unaudited) (continued)
------------------------------------------------------------
--------------------

within the first year of purchase. In addition, Class A shares also have a 1.00%
CDSC, which applies if redemption occurs within the first year of purchase. This
CDSC only applies to those purchases of Class A shares which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate.
These purchases do not incur an initial sales charge. For the year ended
December 31, 1997, CDSCs paid to SB were:


Class A     Class B
============================================================
====================
CDSCs
$328,000    $1,000
============================================================
====================

In addition, shareholders who held shares at the time of conversion to open-end status on June 23, 1997, were subject to a 2.00% redemption fee until the end of 1997. For the year ended December 31, 1997, redemption fees paid to the Fund were approximately $452,851 for Class A shares.

Pursuant to a Distribution Plan, which became effective on June 23, 1997, the
Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. In addition, the Fund also pays a distribution fee with respect to Class
B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each class. For the year ended December 31, 1997, total Distribution
Plan fees were as follows:

                                                   Class   A
Class B     Class C
============================================================
====================
Distribution  Plan  Fees                             $64,196
$24,677     $4,970
============================================================
====================

All officers and two directors of the Fund are employees of SB.

3. Investments

For the year ended December 31, 1997, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

============================================================
====================
Purchases
$182,593,599
------------------------------------------------------------
--------------------
Sales
90,018,028
============================================================
====================

At   December   31,   1997,   aggregate   gross   unrealized
appreciation and depreciation
of   investments  for  Federal  income  tax  purposes   were
substantially as follows:

============================================================
====================
Gross                 unrealized                appreciation
$13,135,253
Gross                 unrealized                depreciation
(3,548,642)
------------------------------------------------------------
--------------------
Net                  unrealized                 appreciation
$ 9,586,611
============================================================
====================

4. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires daily maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

5. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to the broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund enters into such contracts to hedge a portion of its portfolio.

------------------------------------------------------------
--------------------
Notes to Financial Statements (unaudited) (continued)
------------------------------------------------------------
--------------------

The  Fund bears the market risk that arises from changes  in the value of the
financial   instruments  and  securities  indices   (futures
contracts).

At   December  31,  1997,  the  Fund  had  no  open  futures
contracts.

6. Option Contracts

Premiums paid when put or call options are purchased by  the
Fund, represent
investments, which are marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the
Fund purchases upon exercise will be increased by the premium originally paid.

At December 31, 1997, the Fund had no open purchased call or put option contracts.

7. Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lenders fee. Fees earned by the Fund on securities lending are recorded in interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the securities loaned, plus a margin which may vary between 2% and 5% depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At December 31, 1997, the Fund loaned common stocks having a value of
$12,965,539 and received cash collateral of $13,339,253 for the loan.

8. Capital Shares

At December 31, 1997, the Fund had 400 million shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

As of December 31, 1997, total paid-in capital amounted to the following for each class:


Amount
============================================================
====================
Class                                                      A
$35,975,755
------------------------------------------------------------
--------------------
Class                                                      B
13,319,627
------------------------------------------------------------
--------------------
Class                                                      C
3,008,981
------------------------------------------------------------
--------------------
Class                                                      Y
101,959,964
============================================================
====================

------------------------------------------------------------
--------------------
Notes to Financial Statements (unaudited) (continued)
------------------------------------------------------------
--------------------

Transactions in shares of each class were as follows:


Year Ended

December 31, 1997
                                               -------------
--------------------
                                                      Shares
Amount
============================================================
====================
Class A*
Shares   sold                                        674,438
$9,600,636
Shares  issued  on reinvestment                      158,633
2,101,518
Shares  redeemed  (net of redemption fee)        (1,767,584)
(23,585,099)
------------------------------------------------------------
--------------------
Net  Decrease                                      (934,513)
$(11,882,945)
============================================================
====================
Class B**
Shares   sold                                        908,111
$12,937,997
Shares  issued  on reinvestment                       57,663
755,966
Shares  redeemed                                    (27,163)
(374,336)
------------------------------------------------------------
--------------------
Net   Increase                                       938,611
$13,319,627
============================================================
====================
Class C+
Shares   sold                                        241,885
$3,361,719
Shares  issued  on reinvestment                        6,752
88,515
Shares  redeemed                                    (28,455)
(441,253)
------------------------------------------------------------
--------------------
Net   Increase                                       220,182
$3,008,981
============================================================
====================
Class Y++
Shares   sold                                      7,672,217
$102,043,277
Shares  issued  on reinvestment                           --
--
Shares  redeemed                                     (6,350)
(83,313)
------------------------------------------------------------
--------------------
Net   Increase                                     7,665,867
$101,959,964
============================================================
====================

* For the period from June 23, 1997 (date of conversion to open-end fund) to December 31, 1997.
**  For  the period from June 25, 1997 (inception  date)  to
December 31, 1997.
+   For  the period from June 24, 1997 (inception  date)  to
December 31, 1997.
++  For the period from October 17, 1997 (inception date) to
December 31,
   1997.




SMITH BARNEY DISCIPLINED SMALL CAP FUND, INC.
PART C
OTHER INFORMATION
Item 24.
Financial Statements and Exhibits

(a) Financial Statements
Location In:


Part A

Part B






Unaudited
Financial
Statements







Statement of Assets and
Liabilities

_

*

Statement of Changes in
Net Assets

_

*

Statement of Operations

_

*

Notes to Financial
Statements

_

*

Supplementary Information

_

*






*  Unaudited  financial  statements  for  the  period  ended
December 31, 1997.

All other statements and schedules are omitted because they are not applicable or the required information will be shown in the financial statements or notes thereto.

(b)  Exhibits:

All   references  are  to  Pre-Effective  No.   1   to   the
Registrant's registration
statement on Form N-1A as filed with the SEC on June 17, 1997 ("Pre-Effective
Amendment No. 1"). (File Nos. 333-25499 and 811-5928)


1. Amended and Restated Articles of Incorporation dated June
16, 1997 are
incorporated by reference to Pre-Effective Amendment No. 1



2. Registrant's By-Laws are incorporated by reference to Pre-
Effective
Amendment No. 1

3. Not applicable
 Not applicable




4. Registrant's form of Stock Certificate for Class Z is incorporated by reference to Pre-Effective Amendment No. 1



5. Investment Advisory Agreement dated June 23, 1997, between the Registrant on behalf of Smith Barney Disciplined Small Cap Fund, Inc., and Travelers
Investment Management Company is incorporated by reference to Pre-Effective
Amendment No. 1.


6. Form of Distribution Agreement between the Registrant on behalf of Smith
Barney  Disciplined Small Cap Fund, Inc., and  Smith  Barney
Inc., is
incorporated  by  reference to Pre-Effective  Amendment  No.
1.


7.  Not applicable
Not applicable


8.    Form  of  Custodian  Services  Agreement  between  the
Registrant on behalf of
Smith  Barney Disciplined Small Cap Fund Inc., and PNC Bank,
National
Association  is  incorporated by reference to  Pre-Effective
Amendment No. 1.



9.  (a)  Form  of  Transfer  Agency  Agreement  between  the
Registrant on behalf of
Smith  Barney  Disciplined Small Cap Fund, Inc.,  and  First
Data Investor
Services  Group, Inc. is incorporated by reference  to  Pre-
Effective Amendment
No. 1.



(b) Amended Administration Agreement dated June 23, 1997, between the
Registrant  and Mutual Management Corp. (f/k/a Smith  Barney
Mutual Funds
Management  Inc.,)  is  incorporated by  reference  to  Pre-
Effective Amendment No.
1.



10. Opinion of Sullivan and Cromwell dated June 13, 1997 is incorporated by reference to Pre-Effective Amendment No. 1.


11.
Consent of Independent Accountants is filed herewith

12.  Inapplicable
Inapplicable

13.  Not applicable
Not applicable

14.  Not applicable
Not applicable


15. Services and Distribution plan pursuant to Rule 12b-1 is incorporated by reference to Pre-Effective Amendment No. 1.

16. Performance Data is incorporated by reference to the Fund's Registration
Statement on Form N-1A filed on April 21, 1997

17.     Financial Data Schedule is filed herewith


18.    Form  of  Rule  18f-3  Plan  of  the  Registrant   is
incorporated by reference to
the Pre-Effective Amendment No. 1.

Item 25.  Persons Controlled by or Under Common Control with
Registrant
The Registrant is not controlled directly or indirectly by any person.
Information regarding the Registrant's institutional manager is set forth under the caption "Management of the Fund" in the Prospectus included in Part
A of this Registration Statement on Form N-1A.

Item 26.  Number of Holders of Securities

     Number of Record Holders as of January 20, 1998
     Title of Class
     Common Stock par value
      $.001  per share          Class A 1880   Class B  1457
Class C 347

                    Class Y      5


Item 27.  Indemnification
Reference is made to Article IX of Registrant's Articles of Incorporation for a complete statement of its terms.

Item  28.  Business and other Connections of the  Investment
Adviser.
Travelers  Investment  Management  Company  ("TIMCO")   (the
"Adviser") serves as
the  investment adviser for the Fund pursuant to  a  written agreement dated June
23, 1997 (the "Advisory Agreement").  TIMCO was incorporated on August 31,
1967 under the laws of the State of Connecticut.  TIMCO is a wholly owned
subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings") which in turn is a wholly owned subsidiary of Travelers Group Inc. TIMCO is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers
Act") since 1971 and has, through its predecessors, been in the investment counseling business since 1967. The list required by this
Item 28 of officers
and directors of TIMCO together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBA pursuant to the
Advisers Act (SEC File No. 801-07212).


Item 29.  Principal Underwriters
Smith  Barney  Inc.  ("Smith  Barney")  currently  acts   as
distributor for
Consulting  Group  Capital Markets  Funds;  Global  Horizons
Investment Series
(Cayman Islands); Greenwich Street California Municipal Fund
Inc.; Greenwich
Street  Municipal Fund Inc. ; Greenwich Street Series  Fund;
High Income
Opportunity  Fund  Inc.; The Italy Fund Inc.;  Managed  High
Income Portfolio
Inc.;   Managed   Municipals  Portfolio  II  Inc.;   Managed
Municipals Portfolio Inc.;
Municipal High Income Fund Inc.; Puerto Rico Daily Liquidity
Fund Inc.; Smith
Barney  Adjustable Rate Government Income Fund; Smith Barney
Aggressive Growth
Fund Inc.; Smith Barney Appreciation Fund Inc.; Smith Barney
Arizona
Municipals  Fund  Inc.;  Smith Barney California  Municipals
Fund Inc.; Smith
Barney  Concert Series Inc.; Smith Barney Disciplined  Small
Cap Fund, Inc.;
Smith  Barney  Equity Funds; Smith Barney Fundamental  Value
Fund Inc.; Smith
Barney  Funds, Inc.; Smith Barney Income Funds; Smith Barney
Income Trust;
Smith Barney Institutional Cash Management Fund, Inc.; Smith
Barney
Intermediate  Municipal Fund, Inc.; Smith Barney  Investment
Funds Inc.; Smith
Barney  Investment Trust; Smith Barney Large  Capitalization
Growth Fund; Smith
Barney  Managed Governments Fund Inc.; Smith Barney  Managed
Municipals Fund
Inc.;  Smith  Barney  Massachusetts Municipals  Fund;  Smith
Barney Money Funds,
Inc.;  Smith Barney Muni Funds; Smith Barney Municipal Fund,
Inc.; Smith Barney
Municipal  Money  Market Fund, Inc.;  Smith  Barney  Natural
Resources Fund Inc.;
Smith  Barney New Jersey Municipals Fund Inc.; Smith  Barney
Oregon Municipals
Fund  Inc.; Smith Barney Principal Return Fund; Smith Barney
Telecommunications
Trust;  Smith  Barney Variable Account Funds;  Smith  Barney
World Funds, Inc.;
Smith  Barney  Worldwide  Special  Fund;  N.V.  (Netherlands
Antilles) Travelers
Series  Fund  Inc.; The USA High Yield Fund; N.V.  Worldwide
Securities Limited
(Bermuda); Zenix Income Fund Inc. and various series of unit investment
trusts.   Smith  Barney  is  a wholly  owned  subsidiary  of
Holdings.  On June 1,
1994,  Smith  Barney  changed its  name  from  Smith  Barney
Shearson Inc. to its
current name.  The information required by this Item 29 with respect to each
director,   officer   and  partner  of   Smith   Barney   is
incorporated by reference to
Schedule A of Form BD filed
by Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File No.
8-8177)


Item 30.  Location of Accounts and Records
All accounts, books and other documents of Registrant are maintained at the offices of:
(1)  TIMCO
     One Tower Square
     Hartford, Connecticut 06183
      (Records relating to its function as Registrant's investment adviser)

(2)  PNC Bank, National Association
     17th and Chestnut Streets
     Philadelphia, Pennsylvania 19103
      (Records relating to its function as Registrant's custodian)

(3)  First Data Investor Services Group, Inc.
     Exchange Place
     Boston, Massachusetts 02109
      (Records relating to its function as Registrant's transfer agent)

Item 31.  Management Services
     Not applicable.

Item 32. Undertakings

      The Registrant hereby undertakes to furnish to each person to whom a
Prospectus of any series of the Registrant is delivered a copy of the
Registrant's latest annual report, upon request and without charge.


485 (b) Certification
      The Registrant hereby certifies that it meets all requirements for effectiveness pursuant to Rule 485(b) under the Securities
Act of 1933, as
amended.

SIGNATURES

Pursuant to the requirements of the Securities Act of  1933, as amended, and
the   Investment  Company  Act  of  1940,  as  amended,  the
Registrant, Smith Barney
Disciplined Small Cap Fund, Inc., has duly caused this Post-
Effective
Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of
New York on the 30th day of January, 1998.


          SMITH BARNEY DISCIPLINED SMALL CAP FUND, INC.

          By:  /s/  Heath B. McLendon

              Heath B. McLendon
              President

      As required by the Securities Act of 1933, as amended, this Registration
Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                                        Title
Date
/s/Heath B.  McLendon       President, Chairman of the Board
and
01/30/98
Heath B.  McLendon           Chief Executive Officer

/s/Lewis  E.  Daidone           Senior  Vice  President  and
Treasurer
01/30/98
Lewis   E.   Daidone                 Chief   Financial   and
Accounting Officer

/s/ Bruce D. Sargent*                Director
01/30/98
Bruce D. Sargent

/s/ Donald R. Foley*                  Director
01/30/98
Donald R. Foley

/s/ Paul Hardin*                         Director
01/30/98
Paul Hardin


/s/ Roderick C. Rasmussen*       Director
01/30/98
Roderick C. Rasmussen

/s/ John P. Toolan*                    Director
01/30/98
John P. Toolan

*By : /s/ Heath B. McLendon
     Heath B. McLendon
       Attorney-in-Fact,  pursuant  to  Power  of   Attorney
previously filed.



EXHIBITS

Exhibit No.
1.        KPMG's Consent
2.        Financial Data Schedule
3.        Cover Letter to SEC